Accumulated other comprehensive income (loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (730)		$ (3,112)		$ (6,441)
Net unrealized gains arising from the year	(11,942)		14,135		5,192
Reclassification adjustment for (gains) loss included in net income	522	[1]	(11,202)	[1]	(1,119)	[1]
Foreign currency translation adjustment, net	(425)		(551)		(744)
Other comprehensive income (loss) from the year	(11,845)		2,382		3,329
Balance	(12,575)		(730)		(3,112)
Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	933		(1,728)		(3,744)
Net unrealized gains arising from the year	(9,640)		8,436		4,095
Reclassification adjustment for (gains) loss included in net income	(1,487)	[1]	(5,775)	[1]	(2,079)	[1]
Foreign currency translation adjustment, net	0		0		0
Other comprehensive income (loss) from the year	(11,127)		2,661		2,016
Balance	(10,194)		933		(1,728)
Derivative Financial Instruments, Assets [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(368)		(640)		(2,697)
Net unrealized gains arising from the year	(2,302)		5,699		1,097
Reclassification adjustment for (gains) loss included in net income	1,985	[1]	(5,427)	[1]	960	[1]
Foreign currency translation adjustment, net	0		0		0
Other comprehensive income (loss) from the year	(317)		272		2,057
Balance	(685)		(368)		(640)
Foreign Currency Translation Adjustment Net Of Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(1,295)		(744)		0
Net unrealized gains arising from the year	0		0		0
Reclassification adjustment for (gains) loss included in net income	24	[1]	0	[1]	0	[1]
Foreign currency translation adjustment, net	(425)		(551)		(744)
Other comprehensive income (loss) from the year	(401)		(551)		(744)
Balance	$ (1,696)		$ (1,295)		$ (744)

[1]	Reclassification adjustments include amounts recognized in net income during the current period that had been part of other comprehensive income (loss) in this and previous periods.